FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and balances at central banks	£ 73,257	£ 55,130	£ 54,663
Items in the course of collection from banks	299	313
Financial assets at fair value through profit or loss	171,626	160,189
Derivative financial instruments	29,613	26,369
Loans and advances to banks	10,746	9,775	6,283
Loans and advances to customers	498,843	494,988
Debt securities	5,405	5,544
Financial assets at amortised cost	514,994	510,307
Financial assets at fair value through other comprehensive income	27,603	25,092
Assets arising from contracts held with reinsurers	20,385	23,567
Total financial assets	837,777	800,967
Financial liabilities
Deposits from banks	31,465	28,179
Customer deposits	460,068	421,320
Items in course of transmission to banks	306	373
Financial liabilities at fair value through profit or loss	22,646	21,486
Derivative financial instruments	27,313	25,779
Notes in circulation	1,305	1,079
Debt securities in issue	87,397	97,689
Liabilities arising from insurance and investment contracts	116,060	111,449
Liabilities arising from non-participating investment contracts	38,452	37,459
Other	2,015	2,244
Subordinated liabilities	14,261	17,130	£ 17,656
Total financial liabilities	801,288	764,187
Derivatives designated as hedging instruments
Financial assets
Derivative financial instruments	816	1,236
Total financial assets	816	1,236
Financial liabilities
Derivative financial instruments	684	1,105
Total financial liabilities	684	1,105
Designated at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	6,828	7,531
Total financial liabilities	6,828	7,531
At fair value through other comprehensive income
Financial assets
Financial assets at fair value through other comprehensive income	27,603	25,092
Total financial assets	27,603	25,092
Held at amortised cost
Financial assets
Cash and balances at central banks	73,257	55,130
Items in the course of collection from banks	299	313
Loans and advances to banks	10,746	9,775
Loans and advances to customers	498,843	494,988
Debt securities	5,405	5,544
Financial assets at amortised cost	514,994	510,307
Total financial assets	588,550	565,750
Financial liabilities
Deposits from banks	31,465	28,179
Customer deposits	460,068	421,320
Items in course of transmission to banks	306	373
Notes in circulation	1,305	1,079
Debt securities in issue	87,397	97,689
Other	1,672	1,844
Subordinated liabilities	14,261	17,130
Total financial liabilities	596,474	567,614
Insurance contracts [member]
Financial assets
Assets arising from contracts held with reinsurers	842	750
Total financial assets	842	750
Financial liabilities
Liabilities arising from insurance and investment contracts	116,060	111,449
Liabilities arising from non-participating investment contracts	38,452	37,459
Other	343	400
Total financial liabilities	154,855	149,308
Mandatorily held at fair value through profit or loss | Held for trading
Financial assets
Financial assets at fair value through profit or loss	20,825	17,982
Derivative financial instruments	28,797	25,133
Total financial assets	49,622	43,115
Financial liabilities
Financial liabilities at fair value through profit or loss	15,818	13,955
Derivative financial instruments	26,629	24,674
Total financial liabilities	42,447	38,629
Mandatorily held at fair value through profit or loss | Other
Financial assets
Financial assets at fair value through profit or loss	150,801	142,207
Assets arising from contracts held with reinsurers	19,543	22,817
Total financial assets	£ 170,344	£ 165,024